                                                               SEMIANNUAL REPORT

                                                                        NORTHERN
                                                                      VALUE FUND

SEPTEMBER 30, 2001

TRUST NORTHERN FOR A LIFETIME OF INVESTING

                                                       [NORTHERN FUNDS LOGO]

                                                           Managed by
                                                           [NORTHERN TRUST LOGO]

                                    FOR A LIFETIME OF INVESTING       NORTHERN
                                                                       FUNDS

November 29, 2001

Dear Northern Value Fund Investor:

Equity markets entered the six-month period ended September 30, 2001 with concerns over a softening economy and finished the period with the uncertain aftermath of the September 11 terrorist attacks on America. After a springtime respite from selling pressures, stocks were once again buffeted by another round of poor corporate earnings. In fact, the period saw the largest number of net company downgrades in 15 years.

The markets spent much of the period in a tug-of-war pitting the positive impact of Federal Reserve rate cuts and federal tax relief against persistently weak economic and earnings indicators. As investors struggled to ascertain the length and depth of the current downturn, the Fed eased interest rates an additional 200 basis points and Congress enacted $1.35 trillion in tax-cutting legislation. Before these monetary and fiscal policies had time to take full effect on the economy, however, the tragic events of September further muddled the short-term economic outlook and made recession a near certainty.

Against this backdrop, risk-averse investors turned to the relative stability of stocks with more visible and predictable earnings, less economic sensitivity and stronger balance sheets. As a result, value stocks continued to outperform growth stocks, and small- and mid-capitalization stocks outpaced their large-cap counterparts -- benefiting investors whose equity portfolios encompassed a range of investment styles and issuer size.

Although recent events triggered an immediate, high-volume plunge in equity indices, this decline may have created long-term opportunities for patient investors. A review of history indicates that significant price declines caused by traumatic events are usually followed by rallies that propel markets to new highs. While such an outcome is not guaranteed in this instance, experience has favored buying during these circumstances rather than selling. Disciplined, long-term investors may be well served by staying the course and seeking opportunities to selectively increase equity positions.

We believe short-term economic weakness and earnings disappointments will eventually give way to renewed optimism. The markets traditionally look forward six to nine months, which means they are now looking past near-term gloom to a possible V-shaped economic recovery in mid-2002 and a decidedly more positive earnings picture for both 2002 and 2003.

Several key developments point to the increasing likelihood of an economic resurgence. First, interest rates are approaching historically low levels, and further Fed easing is expected. In addition, the Fed's massive injection of capital into the banking system has greatly enhanced the liquidity environment for equities. Some valuation tools suggest that stocks are now 5 to 20 percent undervalued, and valuations grow more appealing as one moves down the market capitalization spectrum. Finally, increased government spending and further potential tax cuts offer additional stimulation to our economy.


50 South LaSalle Street, P.O. Box 75986, Chicago, Illinois 60679
800-595-9111 northernfunds.com   NORTHERN FUNDS DISTRIBUTORS, LLC, AN
INDEPENDENT THIRD PARTY

                                    FOR A LIFETIME OF INVESTING       NORTHERN
                                                                       FUNDS

During these uncertain times, a premium will be placed on our research efforts as we seek to identify those securities and sectors that will emerge during the next bull market. We encourage you to follow the same investment principles that guide us here at Northern Trust -- disciplined decision making, broad portfolio diversification and a long-term investment perspective.

Sincerely,

/s/ Orie L. Dudley Jr.
Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

NOT FDIC INSURED                              May lose value / No bank guarantee


50 South LaSalle Street, P.O. Box 75986, Chicago, Illinois 60679
800-595-9111 northernfunds.com   NORTHERN FUNDS DISTRIBUTORS, LLC, AN
INDEPENDENT THIRD PARTY

                                                                      VALUE FUND

TABLE OF CONTENTS

2    STATEMENT OF ASSETS AND LIABILITIES

3    STATEMENT OF OPERATIONS

4    STATEMENT OF CHANGES IN NET ASSETS

5    FINANCIAL HIGHLIGHTS

6    SCHEDULE OF INVESTMENTS

8    NOTES TO THE FINANCIAL STATEMENTS

NOT FDIC INSURED
May lose value/No bank guarantee

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers in effect. In the absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions.

Northern Funds Distributors, LLC, an independent third party.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 1 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2001 (UNAUDITED)


AMOUNTS IN THOUSANDS,                                       VALUE
EXCEPT PER SHARE DATA                                       FUND
------------------------------------------------------------------
ASSETS:

Investments, at cost                                   $    2,126
Investments, at value                                  $    1,701
Cash                                                            2
Receivable from Investment adviser                              1
Prepaid and other assets                                       13
-----------------------------------------------------------------
TOTAL ASSETS                                                1,717
-----------------------------------------------------------------
LIABILITIES:

Accrued custody and accounting fees                             1
Accrued registration fees and other liabilities                 1

TOTAL LIABILITIES                                               2
-----------------------------------------------------------------
NET ASSETS                                             $    1,715
-----------------------------------------------------------------
ANALYSIS OF NET ASSETS:

Capital stock                                          $    2,193
Accumulated undistributed net realized loss on
  investments                                                 (53)
Net unrealized depreciation on investments                   (425)
-----------------------------------------------------------------
NET ASSETS                                             $    1,715
-----------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
AUTHORIZATION)                                                221

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER SHARE                                              $     7.77

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 2 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF OPERATIONS              PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                  VALUE
AMOUNTS IN THOUSANDS                              FUND(1)
---------------------------------------------------------
INVESTMENT INCOME:

Dividend income                                   $    5
Interest income                                        2
---------------------------------------------------------
   TOTAL INVESTMENT INCOME                             7
---------------------------------------------------------
EXPENSES:

Investment advisory fees                               6
Administration fees                                    1
Custody and accounting fees                           16
Transfer agent fees                                    1
Professional fees                                      8
Trustee fees and expenses                              2
Other                                                  1
---------------------------------------------------------
Total Expenses:                                       35
  Less voluntary waivers of
    investment advisory fees                          (1)
  Less expenses reimbursed by
    investment adviser                               (27)
---------------------------------------------------------
  Net Expenses                                         7
---------------------------------------------------------
NET INVESTMENT INCOME                                  -
---------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES:

Net realized losses on Investments                   (53)
Net change in unrealized appreciation
  (depreciation) on investments                     (425)
---------------------------------------------------------
  Net Losses on Investments                         (478)
---------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $ (478)
---------------------------------------------------------

(1) COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 3 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS               PERIOD ENDED SEPTEMBER 30, 2001
                                                                     (UNAUDITED)

                                                           VALUE
                                                           FUND

                                                         SEPT. 30,
AMOUNTS IN THOUSANDS                                      2001 (1)
------------------------------------------------------------------
OPERATIONS:

Net realized losses on investments                       $     (53)
Net change in unrealized appreciation (depreciation)
  on investments                                              (425)
------------------------------------------------------------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  (478)
------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:

Shares sold                                                  2,193
Shares from reinvestment of dividends                            -
Shares redeemed                                                  -
------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                                         2,193
-------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                 1,715

NET ASSETS:

Beginning of period                                              -
------------------------------------------------------------------
End of period                                            $   1,715
------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME          $       -
------------------------------------------------------------------

(1) COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 4 VALUE FUND

                                                                      VALUE FUND

FINANCIAL HIGHLIGHTS

                                                VALUE FUND
                                                  PERIOD
                                                  ENDED
                                                 SEPT. 30,
                                                 2001 (3)
SELECTED PER SHARE DATA                         (UNAUDITED)
-----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

Net investment income                                   -
Net realized and unrealized losses                  (2.23)
-----------------------------------------------------------
  TOTAL LOSS FROM INVESTMENT OPERATIONS             (2.23)
-----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  7.77
-----------------------------------------------------------
TOTAL RETURN (1)                                   (22.30)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $ 1,715
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.10%
  Expenses, before waivers and
    reimbursements                                   5.33%
  Net investment income, net of waivers and
    reimbursements                                   0.00%
  Net investment loss, before waivers and
    reimbursements                                  (4.23)%
Portfolio Turnover Rate                             17.58%
-----------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENTS OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 5 VALUE FUND

                                                                      VALUE FUND

SCHEDLUE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001
VALUE FUND

                                              NUMBER         VALUE
                                             OF SHARES       (000S)
                                             ---------       ------
COMMON STOCKS-92.4%

AUTO PARTS & EQUIPMENT - 2.4%
  Cooper Tire & Rubber Co.                     2,890          $  41
-------------------------------------------------------------------
BANKS - 4.4%
  KeyCorp                                      1,580             38
  Wilmington Trust Corp.                         670             37
-------------------------------------------------------------------
                                                                 75
-------------------------------------------------------------------
COMPUTERS - 1.3%
  Sun Microsystems, Inc. *                     2,730             23
-------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.5%
  Gillette Co.                                 1,430             43
-------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
  Merrill Lynch & Co., Inc.                      770             31
  Morgan Stanley Dean Witter & Co.               680             32
-------------------------------------------------------------------
                                                                 63
-------------------------------------------------------------------
ELECTRONICS - 4.1%
  Arrow Electronics, Inc. *                    1,710             36
  Vishay Intertechnology, Inc. *               1,870             34
-------------------------------------------------------------------
                                                                 70
-------------------------------------------------------------------
FOOD - 10.1%
  Albertson's, Inc.                            1,500             48
  Archer-Daniels-Midland Co.                   3,118             39
  Fleming Cos., Inc.                           1,300             38
  Suiza Foods Corp. *                            770             49
-------------------------------------------------------------------
                                                                174
-------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.5%
  Patterson Dental Co. *                       1,170             43
-------------------------------------------------------------------
HEALTHCARE-SERVICES - 9.0%
  Apria Healthcare Group, Inc. *               1,500             39
  Health Management Associates, Inc. *         1,990             41
  Impath, Inc. *                               1,030             35
  Trigon Healthcare, Inc. *                      590             39
-------------------------------------------------------------------
                                                                154
-------------------------------------------------------------------
INSURANCE - 10.4%
  CNA Financial Corp. *                        1,060             29
  Lincoln National Corp.                         830             39
  MGIC Investment Corp.                          570             37
  Protective Life Corp.                        1,220             35
  RLI Corp.                                      940             39
-------------------------------------------------------------------
                                                                179
-------------------------------------------------------------------
INTERNET - 2.5%
  Freemarkets, Inc. *                          2,180             23
  I2 Technologies, Inc. *                      2,760              9
  Internet Security Systems, Inc. *            1,170             11
-------------------------------------------------------------------
                                                                 43
-------------------------------------------------------------------
LEISURE TIME - 1.8%
  Callaway Golf Co.                            2,400             31
-------------------------------------------------------------------
LODGING - 1.5%
  Mandalay Resort Group *                      1,620             26
-------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 3.7%
  Dover Corp.                                  1,110             33
  McDermott International, Inc. *              3,730             31
-------------------------------------------------------------------
                                                                 64
-------------------------------------------------------------------
MEDIA - 2.2%
  Scripps (E.W.) Co., Class A                    600             37
-------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.1%
  Tyco International Ltd.                        800             36
-------------------------------------------------------------------
OIL & GAS PRODUCERS - 6.3%
  Anadarko Petroleum Corp.                       830             40
  Devon Energy Corp.                             810             28
  Phillips Petroleum Co.                         750             40
-------------------------------------------------------------------
                                                                108
-------------------------------------------------------------------
PHARMACEUTICALS - 2.5%
  Express Scripts, Inc. *                        780             43
-------------------------------------------------------------------
PIPELINES - 2.2%
  Equitable Resources, Inc.                    1,280             38
-------------------------------------------------------------------
RETAIL - 4.3%
  Staples, Inc. *                              3,020             40
  Zale Corp. *                                 1,290             34
-------------------------------------------------------------------
                                                                 74
-------------------------------------------------------------------
SAVINGS & LOANS - 4.6%
  Golden State Bancorp, Inc.                   1,300             40
  Greenpoint Financial Corp.                   1,080             38
-------------------------------------------------------------------
                                                                 78
-------------------------------------------------------------------
SEMICONDUCTORS - 4.0%
  Analog Devices, Inc. *                         950             31
  Atmel Corp.                                  3,960             26
  Transmeta Corp.                              7,670             11
-------------------------------------------------------------------
                                                                 68
-------------------------------------------------------------------
TELECOMMUNICATIONS - 4.3%
  Avanex Corp. *                               4,050             12
  Network Appliance, Inc. *                    2,600             18
  Williams Communications Group *             10,770             13

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 6 VALUE FUND

                                                                      VALUE FUND

SCHEDLUE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001
VALUE FUND

                                              NUMBER        VALUE
                                             OF SHARES      (000S)
                                             ---------      ------
COMMON STOCKS-92.4% - (CONTINUED)

TELECOMMUNICATIONS - 4.3% - (CONTINUED)
  WorldCom, Inc. (WorldCom Group) *            2,070         $   31
-------------------------------------------------------------------
                                                                 74
-------------------------------------------------------------------
TOTAL COMMON STOCKS
-------------------------------------------------------------------
(COST $2,010)                                                 1,585


                                               PRINCIPAL
                                                AMOUNT      VALUE
                                                (000S)      (000S)
                                               ---------    ------
-------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.8%
-------------------------------------------------------------------
Banque Bruxelles Lambert, Brussels,
   Eurodollar Time Deposit,
   3.38%, 10/1/01                               $   116         116
-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------
(COST $116)                                                     116
-------------------------------------------------------------------


-------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
-------------------------------------------------------------------
(COST $2,126)                                                 1,701
   Other Assets less Liabilities - 0.8%                          14
-------------------------------------------------------------------
NET ASSETS-100%                                             $ 1,715

* NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 7 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2001 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Value Fund (collectively the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Fund. Northern Trust serves as custodian, fund accountant, and transfer agent to the Fund. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Fund are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding arrangements are valued at cost plus accrued interest, which approximates market value. Any securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Fund, at the Federal Reserve Bank of Chicago.

C) FUTURES CONTRACTS - The Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statement of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. The Fund has no futures contracts outstanding as of September 30, 2001.

D) OPTIONS CONTRACTS - The Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

E) INVESTMENT TRANSACTIONS AND INCOME - Investment trans- actions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

                                  NORTHERN FUNDS SEMIANNUAL REPORT 8 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2001 (UNAUDITED)

F) EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund. Expenses that are not directly attributable to the Fund are typically allocated among the other Northern Funds in proportion to their relative net assets.

G) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income, if any, are declared annually and paid annually. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (and losses). These differences are primarily related to foreign currency transactions, deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

H) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the taxable income and capital gains to the shareholders.

I) AUDIT GUIDE - In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to the Fund's daily net assets. For the period ended September 30, 2001, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statement of Operations. The investment adviser also reimbursed the Fund as shown on the accompanying Statement of Operations to adhere to the expense limitations presented as follows:

                   ANNUAL        ADVISORY
                  ADVISORY      FEES AFTER         EXPENSE
                   FEES          WAIVERS         LIMITATIONS
                  --------      ----------       -----------
VALUE FUND        1.00%         0.95%            1.10%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

Northern Funds has a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with Northern Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of the Fund's daily net assets.

4. BANK LOANS

The Fund maintains a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the Fed Funds rate.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund, for the period ended September 30, 2001 is as follows:

AMOUNT IN THOUSANDS

                    PURCHASES                 SALES
                       U.S.      PURCHASES    U.S.        SALES
                    GOVERNMENT     OTHER    GOVERNMENT    OTHER
                    ----------   ---------  ----------    -----
VALUE FUND            $ -          $2,380     $ -         $316

At September 30, 2001, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

AMOUNT IN THOUSANDS

                     UNREALIZED       UNREALIZED         NET      COST BASIS OF
                    APPRECIATION    DEPRECIATION    DEPRECIATION   SECURITIES
                    ------------    ------------    ------------  -------------
VALUE FUND              $29             $(454)         $(425)        $2,126

6. CAPITAL SHARE TRANSACTIONS
Transactions of shares of the Fund for the period ended September 30, 2001 is as follows:

AMOUNT IN THOUSANDS

                             REINVESTMENT
                     SOLD    OF DIVIDENDS   REDEEMED   NET INCREASE
                     ----    ------------   --------   ------------
VALUE FUND           221          -            -          221

                                  NORTHERN FUNDS SEMIANNUAL REPORT 9 VALUE FUND

(C) 2001 Northern Trust Corporation. Northern Funds Distributors,
    LLC, an independent third party.

           50 South LaSalle Street
           P.O. Box 75986
           Chicago, Illinois 60675-5986
           800/595-9111
           northernfunds.com

[NORTHERN FUNDS(SM) LOGO]

Managed by
[NORTHERN TRUST LOGO]